UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06377

Dreyfus Municipal Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	11/30/17

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Municipal Bond Fund
November 30, 2017 (Unaudited)

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 96.9%
Alabama - 3.3%
Alabama Public School and College
Authority,
Capital Improvement Revenue	5.00		1/1/19	5,000,000		5,186,950
Birmingham Water Works Board,
Water Revenue	5.00		1/1/32	6,140,000		7,210,386
Birmingham Water Works Board,
Water Revenue (Prerefunded)	5.00		1/1/21	1,395,000	[a]	1,535,421
Black Belt Energy Gas District,
Gas Supply Revenue	4.00		6/1/21	5,000,000		5,306,100
Jefferson County,
Revenue, Refunding	5.00		9/15/32	2,000,000		2,320,080
Jefferson County,
Senior Lien Sewer Revenue Warrants
(Insured; Assured Guaranty Municipal
Corp.)	0	\6.60	10/1/42	14,000,000	[b]	12,065,060
						33,623,997
Arizona - .6%
Arizona Board of Regents,
Stimulus Plan for Economic and
Educational Development Revenue
(Arizona State University)	5.00		8/1/31	3,770,000		4,319,779
La Paz County Industrial Development
Authority,
Education Facility LR (Charter Schools
Solutions-Harmony Public Schools
Project)	5.00		2/15/36	1,750,000	[c]	1,886,395
						6,206,174
California - 7.3%
Anaheim Housing and Public
Improvements Authority,
Revenue (Electric Utility Distribution
System Refunding and Improvements)	5.00		10/1/29	2,400,000		2,689,200
Bay Area Toll Authority,
San Francisco Bay Area Subordinate
Lien Toll Bridge Revenue
(Prerefunded)	5.00		4/1/23	3,900,000	[a]	4,556,799
California,
Economic Recovery Bonds
(Prerefunded)	5.00		7/1/19	2,000,000	[a]	2,110,460
California,
GO (Various Purpose)	5.25		3/1/30	2,500,000		2,693,175
California,
GO (Various Purpose)	5.50		11/1/35	3,575,000		3,966,355

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 96.9% (continued)
California - 7.3% (continued)
California,
GO (Various Purpose)	6.00	11/1/35	3,000,000		3,252,990
California,
GO (Various Purpose)	5.00	8/1/36	5,000,000		5,895,100
California Health Facilities Financing
Authority,
Revenue (Providence Saint Joseph
Health)	4.00	10/1/36	5,000,000		5,269,800
California Health Facilities Financing
Authority,
Revenue (Sutter Health)	5.00	11/15/46	4,750,000		5,474,470
California State Public Works Board,
LR (Department of Corrections and
Rehabilitation) (Various Correctional
Facilities)	5.00	9/1/27	5,260,000		6,142,049
California Statewide Communities
Development Authority,
Revenue (Kaiser Permanente)	5.00	4/1/42	5,000,000		5,626,950
Glendale Community College District,
GO (Insured; National Public Finance
Guarantee Corp.)	0.00	8/1/21	1,520,000	[d]	1,417,370
Golden State Tobacco Securitization
Corporation,
Revenue	5.00	6/1/27	3,875,000		4,609,700
Los Angeles,
Wastewater System Revenue
(Prerefunded)	5.75	6/1/19	1,125,000	[a]	1,194,750
Los Angeles,
Wastewater System Revenue
(Prerefunded)	5.75	6/1/19	1,375,000	[a]	1,460,250
North Natomas Community Facilities
District Number 4,
Special Tax Bonds	5.00	9/1/30	1,000,000		1,127,200
Sacramento County,
Airport System Senior Revenue	5.30	7/1/27	2,000,000		2,046,000
Sacramento County,
Airport System Senior Revenue	5.38	7/1/28	2,000,000		2,046,740
San Francisco City and County Public
Utilities Commission,
San Francisco Water Revenue
(Prerefunded)	5.00	11/1/19	3,280,000	[a]	3,491,921
South Orange County Public Financing
Authority,
Special Tax Senior Lien Revenue
(Ladera Ranch)	5.00	8/15/25	1,000,000		1,126,110
Southern California Power Authority,
Revenue (Apex Power Project)	5.00	7/1/37	2,175,000		2,512,734

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 96.9% (continued)
California - 7.3% (continued)
Successor Agency to the Redevelopment
Agency of the City of Pittsburg,
Subordinate Tax Allocation Revenue
(Los Medanos Community
Development Project) (Insured;
Assured Guaranty Municipal Corp.)	5.00	9/1/29	2,020,000		2,370,935
Tustin Unified School District Community
Facilities District Number 97-1,
Senior Lien Special Tax Bonds (Insured;
Assured Guaranty Municipal Corp.)
(Escrowed to Maturity)	0.00	9/1/21	1,615,000	[d]	1,511,947
University of California Regents,
General Revenue (Prerefunded)	5.75	5/15/19	2,000,000	[a]	2,121,820
					74,714,825
Colorado - 2.9%
City and County of Denver,
Airport System Subordinate Revenue	5.00	11/15/43	15,000,000		16,665,900
Colorado Educational and Cultural
Facilities Authority,
Charter School Revenue (American
Academy Project) (Prerefunded)	8.00	12/1/18	1,000,000	[a]	1,084,390
Colorado Health Facilities Authority,
HR (Children's Hospital Colorado
Project)	5.00	12/1/41	1,500,000		1,694,880
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	6.25	10/1/33	1,200,000		1,243,704
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	5.00	7/1/38	2,900,000		3,117,007
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	5.25	1/1/45	3,000,000		3,240,660
Denver Convention Center Hotel
Authority,
Convention Center Hotel Senior
Revenue	5.00	12/1/31	1,500,000		1,727,235
E-470 Public Highway Authority,
Senior Revenue	5.38	9/1/26	1,000,000		1,099,140
					29,872,916
Connecticut - 1.0%
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	10/1/29	5,000,000		5,573,000
Hartford County Metropolitan District,
Clean Water Project Revenue (Green
Bonds)	5.00	11/1/33	4,540,000		5,084,573
					10,657,573

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 96.9% (continued)
District of Columbia - .9%
District of Columbia Tobacco Settlement
Financing Corporation,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/15/46	17,000,000	[d]	2,481,490
Metropolitan Washington Airports
Authority,
Airport System Revenue	5.00	10/1/35	4,000,000		4,326,760
Washington Metropolitan Area Transit
Authority,
Gross Transit Revenue (Prerefunded)	5.13	7/1/19	1,000,000	[a]	1,055,080
Washington Metropolitan Area Transit
Authority,
Gross Transit Revenue (Prerefunded)	5.25	7/1/19	1,750,000	[a]	1,849,785
					9,713,115
Florida - 7.1%
Broward County,
Airport System Revenue	5.38	10/1/29	2,535,000		2,699,293
Citizens Property Insurance Corporation,
Coastal Account Senior Secured
Revenue	5.00	6/1/25	15,500,000		18,254,350
Citizens Property Insurance Corporation,
Personal Lines Account/Commercial
Lines Account Senior Secured Revenue	5.00	6/1/21	3,535,000		3,908,579
Florida Department of Transportation,
Turnpike Revenue	5.00	7/1/21	2,145,000		2,384,747
Florida Higher Educational Facilities
Financing Authority,
Educational Facilities Revenue (Nova
Southeastern University Project)	5.00	4/1/28	1,250,000		1,449,888
Florida Higher Educational Facilities
Financing Authority,
Educational Facilities Revenue (Nova
Southeastern University Project)	5.00	4/1/35	1,500,000		1,692,390
Florida Municipal Power Agency,
All-Requirements Power Supply Project
Revenue	5.00	10/1/31	2,000,000		2,339,360
Florida Municipal Power Agency,
All-Requirements Power Supply Project
Revenue (Prerefunded)	6.25	10/1/19	3,260,000	[a]	3,535,796
Gainesville Utilities System,
Revenue	5.00	10/1/37	2,000,000		2,366,140
Hillsborough County Aviation Authority,
Customer Facility Charge Revenue
(Tampa International Airport)	5.00	10/1/44	3,500,000		3,926,685
Jacksonville Electric Authority,
Electric System Subordinated Revenue	5.00	10/1/28	2,000,000		2,285,720

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 96.9% (continued)
Florida - 7.1% (continued)
Lee County,
Transportation Facilities Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	10/1/25	1,530,000		1,789,503
Miami Beach Redevelopment Agency,
Tax Increment Revenue (City
Center/Historic Convention Village)	5.00	2/1/35	1,500,000		1,712,760
Miami-Dade County,
Seaport Revenue	5.50	10/1/42	3,000,000		3,427,260
Miami-Dade County Expressway
Authority,
Toll System Revenue	5.00	7/1/23	5,000,000		5,716,150
Miami-Dade County Expressway
Authority,
Toll System Revenue	5.00	7/1/39	5,000,000		5,649,900
Orlando-Orange County Expressway
Authority,
Revenue (Prerefunded)	5.00	7/1/20	2,620,000	[a]	2,838,980
Pinellas County Health Facilities
Authority,
Health System Revenue (BayCare
Health System Issue) (Insured; National
Public Finance Guarantee Corp.),
Auction-Based	1.81	11/15/23	1,775,000	[e]	1,689,161
Saint Johns County Industrial
Development Authority,
Revenue (Presbyterian Retirement
Communities Project) (Prerefunded)	5.88	8/1/20	1,000,000	[a]	1,107,490
Tampa,
Health System Revenue (BayCare
Health System Issue)	5.00	11/15/46	3,500,000		3,963,680
					72,737,832
Georgia - 2.0%
Atlanta,
Airport General Revenue	5.00	1/1/20	3,000,000		3,202,230
Atlanta,
Water and Wastewater Revenue
(Prerefunded)	6.00	11/1/19	1,640,000	[a]	1,775,710
Atlanta Development Authority,
Senior Lien Revenue (New Downtown
Atlanta Stadium Project)	5.25	7/1/40	1,750,000		2,039,485
Fulton County Development Authority,
Hospital Revenue (Wellstar Health
Systems)	5.00	4/1/34	2,800,000		3,213,756
Fulton County Development Authority,
Hospital Revenue (Wellstar Health
Systems)	5.00	4/1/36	1,000,000		1,141,690
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	4.00	1/1/21	5,000,000		5,292,150

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 96.9% (continued)
Georgia - 2.0% (continued)
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	5.00	1/1/21	4,000,000	4,356,080
				21,021,101
Illinois - 10.8%
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.25	1/1/31	7,500,000	8,507,775
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/34	7,300,000	8,274,039
Chicago,
Second Lien Water Revenue	5.00	11/1/25	2,940,000	3,400,433
Chicago,
Second Lien Water Revenue	5.00	11/1/28	1,000,000	1,151,930
Chicago,
Second Lien Water Revenue	5.00	11/1/28	1,455,000	1,631,462
Chicago Park District,
Limited Tax GO (Insured; Build America
Mutual Assurance Company)	5.00	1/1/29	2,895,000	3,221,759
Cook County,
Sales Tax Revenue, Refunding	5.00	11/15/36	5,000,000	5,807,750
Greater Chicago Metropolitan Water
Reclamation District,
GO Unlimited Tax Bonds	5.00	12/1/24	3,000,000	3,514,050
Greater Chicago Metropolitan Water
Reclamation District,
GO Unlimited Tax Capital Improvement
Bonds	5.00	12/1/44	3,000,000	3,322,020
Illinois,
Sales Tax Revenue	5.00	6/15/24	4,270,000	4,806,397
Illinois Finance Authority,
Revenue (Advocate Health Care
Network)	5.00	6/1/31	9,155,000	10,121,951
Illinois Finance Authority,
Revenue (OSF Healthcare System)	5.00	11/15/45	1,500,000	1,658,175
Illinois Finance Authority,
Revenue (Rehabilitation Institute of
Chicago)	6.00	7/1/43	3,250,000	3,663,432
Illinois Finance Authority,
Revenue (Rush University Medical
Center Obligated Group)	5.00	11/15/34	3,000,000	3,343,170
Illinois Health Facilities Authority,
Revenue (Delnor-Community Hospital)
(Insured; Assured Guaranty Municipal
Corp.)	5.25	5/15/27	6,000,000	6,090,060
Illinois Municipal Electric Agency,
Power Supply System Revenue	5.00	2/1/32	3,900,000	4,507,932

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 96.9% (continued)
Illinois - 10.8% (continued)
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	1/1/36	4,000,000		4,566,760
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	5.00	6/15/42	3,500,000		3,673,250
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	0.00	12/15/51	11,500,000	[d]	2,174,190
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	5.00	6/15/52	4,800,000		5,019,312
Railsplitter Tobacco Settlement
Authority,
Tobacco Settlement Revenue	5.50	6/1/23	3,100,000		3,501,078
Railsplitter Tobacco Settlement
Authority,
Tobacco Settlement Revenue	6.00	6/1/28	7,600,000		8,551,900
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
(University of Illinois)	5.00	4/1/27	7,500,000		8,330,325
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
(University of Illinois)	5.00	4/1/44	2,500,000		2,737,725
					111,576,875
Indiana - 2.5%
Indiana Finance Authority,
First Lien Wastewater Utility Revenue
(CWA Authority Project) (Green Bonds)
(Insured; National Public Finance
Guarantee Corp.)	5.00	10/1/28	1,150,000		1,372,353
Indiana Finance Authority,
First Lien Wastewater Utility Revenue
(CWA Authority Project) (Green Bonds)
(Insured; National Public Finance
Guarantee Corp.)	5.00	10/1/29	1,225,000		1,453,340
Indiana Finance Authority,
First Lien Wastewater Utility Revenue
(CWA Authority Project) (Green Bonds)
(Insured; National Public Finance
Guarantee Corp.)	5.00	10/1/30	1,750,000		2,067,135
Indiana Health Facility Financing
Authority,
Revenue (Ascension Health Credit
Group)	5.00	11/15/36	3,890,000		4,472,022
Indiana Municipal Power Agency,
Power Supply System Revenue	5.00	1/1/36	3,765,000		4,355,201

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 96.9% (continued)
Indiana - 2.5% (continued)
Indiana Municipal Power Agency,
Power Supply System Revenue	5.00	1/1/37	7,500,000		8,657,175
Richmond Hospital Authority,
Revenue (Reid Hospital Project)	5.00	1/1/35	3,400,000		3,780,766
					26,157,992
Iowa - .9%
Iowa Finance Authority,
Health Facilities Revenue (UnityPoint
Health)	5.00	8/15/33	5,105,000		5,830,931
Iowa Finance Authority,
Healthcare Revenue (Genesis Health
System)	5.00	7/1/23	2,500,000		2,893,350
					8,724,281
Kentucky - .5%
Louisville/Jefferson County Metro
Government,
Health System Revenue (Norton
Healthcare, Inc.)	5.75	10/1/42	4,000,000		4,578,040
Louisiana - 1.7%
Louisiana Local Government
Environmental Facilities and
Community Development Authority,
Revenue (Westlake Chemical
Corporation Projects)	6.50	8/1/29	2,500,000		2,814,025
New Orleans Aviation Board,
General Airport Revenue (North
Terminal Project)	5.00	1/1/45	3,250,000		3,661,515
New Orleans Aviation Board,
Revenue (General Airport-N Terminal
Project)	5.00	1/1/48	3,500,000		4,034,415
New Orleans Aviation Board,
Revenue (Insured; Assured Guaranty
Corp.) (Prerefunded)	6.00	1/1/19	2,000,000	[a]	2,094,280
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement Asset-Backed
Bonds	5.25	5/15/35	4,745,000		5,158,384
					17,762,619
Maine - .1%
Maine Health and Higher Educational
Facilities Authority,
Revenue (Maine General Medical
Center Issue)	7.50	7/1/32	1,250,000		1,414,338
Maryland - 3.4%
Anne Arundel County,
Consolidated General Improvements
GO	5.00	4/1/24	1,520,000		1,720,807

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 96.9% (continued)
Maryland - 3.4% (continued)
Baltimore,
Consolidated Public Improvement GO
(Prerefunded)	5.00	10/15/22	1,480,000	[a]	1,661,285
Baltimore,
Project Revenue (Wastewater Projects)
(Prerefunded)	5.00	7/1/21	1,000,000	[a]	1,116,560
Baltimore,
Subordinate Project Revenue (Water
Projects) (Prerefunded)	5.75	7/1/19	750,000	[a]	799,178
Howard County,
COP	8.15	2/15/20	605,000		689,071
Maryland Community Development
Administration Department of Housing
and Community Development,
Housing Revenue	5.95	7/1/23	835,000		836,436
Maryland Economic Development
Corporation,
EDR (Terminal Project)	5.75	6/1/35	2,000,000		2,129,120
Maryland Economic Development
Corporation,
EDR (Transportation Facilities Project)	5.75	6/1/35	1,000,000		1,064,560
Maryland Economic Development
Corporation,
LR (Maryland Public Health Laboratory
Project)	5.00	6/1/20	1,000,000		1,082,470
Maryland Economic Development
Corporation,
PCR (Potomac Electric Project)	6.20	9/1/22	2,500,000		2,645,225
Maryland Health and Higher Educational
Facilities Authority,
Revenue (Anne Arundel Health System
Issue) (Prerefunded)	6.75	7/1/19	2,500,000	[a]	2,700,650
Maryland Health and Higher Educational
Facilities Authority,
Revenue (Charlestown Community
Issue) (Prerefunded)	6.13	1/1/21	1,250,000	[a]	1,415,813
Maryland Health and Higher Educational
Facilities Authority,
Revenue (Goucher College Issue)	5.00	7/1/34	1,000,000		1,096,080
Maryland Health and Higher Educational
Facilities Authority,
Revenue (Greater Baltimore Medical
Center Issue) (Prerefunded)	5.38	7/1/21	1,500,000	[a]	1,691,505
Maryland Health and Higher Educational
Facilities Authority,
Revenue (MedStar Health Issue)	5.00	8/15/38	1,000,000		1,123,260
Maryland Stadium Authority,
Baltimore City Public Schools
Construction and Revitalization
Program Revenue	5.00	5/1/23	3,000,000		3,472,470

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 96.9% (continued)
Maryland - 3.4% (continued)
Montgomery County,
Consolidated Public Improvement GO	5.00	12/1/24	5,250,000		6,307,035
Prince Georges County,
Special Obligation Revenue (National
Harbor Project)	5.20	7/1/34	2,800,000		2,809,940
University System of Maryland,
Auxiliary Facility and Tuition Revenue
(Prerefunded)	5.00	4/1/21	1,000,000	[a]	1,107,930
					35,469,395
Massachusetts - 3.2%
Massachusetts,
Federal Highway GAN (Accelerated
Bridge Program)	5.00	6/15/26	3,705,000		4,455,485
Massachusetts Department of
Transportation,
Metropolitan Highway System Senior
Revenue	5.00	1/1/27	5,000,000		5,349,800
Massachusetts Development Finance
Agency,
Revenue (Brandeis University Issue)	5.00	10/1/25	2,175,000		2,307,849
Massachusetts Development Finance
Agency,
Revenue (Partners HeathCare System
Issue)	5.00	7/1/30	4,420,000		5,192,793
Massachusetts Development Finance
Agency,
Revenue (Partners HeathCare System
Issue)	5.00	7/1/31	4,710,000		5,515,787
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	10/15/35	1,750,000		1,945,615
Massachusetts Transportation Fund,
Revenue, Refunding	5.00	6/1/43	5,150,000		6,111,762
Metropolitan Boston Transit Parking
Corporation,
Systemwide Senior Lien Parking
Revenue	5.00	7/1/23	2,000,000		2,218,400
					33,097,491
Michigan - 4.6%
Brighton Area Schools,
GO - Unlimited Tax (Insured; AMBAC)	0.00	5/1/20	1,055,000	[d]	1,002,514
Detroit Community High School,
Public School Academy Revenue	5.75	11/1/35	715,000		445,202
Detroit School District,
School Building and Site Improvement
Bonds (GO - Unlimited Tax) (Insured;
FGIC)	6.00	5/1/20	1,000,000		1,091,350
Great Lakes Water Authority,
Water Supply System Second Lien
Revenue	5.00	7/1/46	10,000,000		11,181,200

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 96.9% (continued)
Michigan - 4.6% (continued)
Huron Valley School District,
GO Unlimited Tax (Insured; National
Public Finance Guarantee Corp.)	0.00	5/1/18	6,270,000	[d]	6,229,809
Kent Hospital Finance Authority,
Revenue (Spectrum Health System)	5.50	11/15/25	2,500,000		2,813,100
Lansing Board of Water and Light,
Utility System Revenue	5.50	7/1/41	2,500,000		2,786,650
Michigan Building Authority,
Revenue (Facilities Program)	5.00	10/15/45	5,000,000		5,707,000
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/30	1,500,000		1,700,745
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/32	3,000,000		3,384,180
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Second Lien Local Project
Bonds)	5.00	7/1/35	1,190,000		1,333,050
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/35	1,520,000		1,701,108
Monroe County Economic Development
Corporation,
LOR (Detroit Edison Company Project)
(Insured; National Public Finance
Guarantee Corp.)	6.95	9/1/22	2,000,000		2,427,460
Wayne County Airport Authority,
Airport Revenue (Detroit Metropolitan
Wayne County Airport)	5.00	12/1/22	3,000,000		3,250,080
Wayne County Airport Authority,
Airport Revenue (Detroit Metropolitan
Wayne County Airport)	5.00	12/1/29	1,700,000		1,996,718
					47,050,166

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 96.9% (continued)
Minnesota - 2.7%
Minneapolis,
Health Care System Revenue (Fairview
Health Services) (Insured; Assured
Guaranty Corp. )	6.50	11/15/38	2,525,000		2,642,539
Minneapolis,
Health Care System Revenue (Fairview
Health Services) (Insured; Assured
Guaranty Corp. ) (Prerefunded)	6.50	11/15/18	475,000	[a]	498,128
Minneapolis-Saint Paul Metropolitan
Airports Commission,
Subordinate Airport Revenue	5.00	1/1/22	1,210,000		1,363,501
Minneapolis-Saint Paul Metropolitan
Airports Commission,
Subordinate Airport Revenue	5.00	1/1/26	1,000,000		1,115,160
Minnesota,
911 Revenue (Public Safety Radio
Communications System Project)
(Prerefunded)	5.00	6/1/19	1,000,000	[a]	1,050,520
Minnesota Higher Education Facilities
Authority,
Revenue (Carleton College)
(Prerefunded)	5.00	3/1/19	1,000,000	[a]	1,042,120
Minnesota Higher Education Facilities
Authority,
Revenue (University of Saint Thomas)	5.00	10/1/29	1,500,000		1,577,715
Minnesota Higher Education Facilities
Authority,
Revenue (University of Saint Thomas)	5.00	10/1/39	1,700,000		1,787,142
Northern Municipal Power Agency,
Electric System Revenue	5.00	1/1/20	2,500,000		2,665,875
Rochester,
Health Care Facilities Revenue (Mayo
Clinic)	4.50	11/15/21	1,000,000		1,102,820
Rochester,
Health Care Facilities Revenue (Mayo
Clinic)	5.00	11/15/38	1,000,000		1,076,760
Saint Cloud,
Health Care Revenue (CentraCare
Health System Project) (Insured;
Assured Guaranty Corp.) (Prerefunded)	5.50	5/1/19	2,000,000	[a]	2,107,880
Saint Louis Park,
Health Care Facilities Revenue (Park
Nicollet Health Services) (Prerefunded)	5.75	7/1/19	3,000,000	[a]	3,196,710
Southern Minnesota Municipal Power
Agency,
Power Supply System Revenue
(Insured; National Public Finance
Guarantee Corp.)	0.00	1/1/25	4,505,000	[d]	3,789,381
University of Minnesota Regents,
GO (Prerefunded)	5.00	12/1/21	1,500,000	[a]	1,689,015

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 96.9% (continued)
Minnesota - 2.7% (continued)
University of Minnesota Regents,
GO (Prerefunded)	5.00	12/1/21	1,000,000	[a]	1,126,010
					27,831,276
Missouri - 1.0%
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue (CoxHealth)	5.00	11/15/30	3,000,000		3,453,270
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue (SSM Health
Care)	5.00	6/1/29	4,000,000		4,566,280
Missouri Joint Municipal Electric Utility
Commission,
Power Project Revenue (Prairie State
Project)	5.00	12/1/31	2,000,000		2,304,260
					10,323,810
Nebraska - 1.1%
Public Power Generation Agency of
Nebraska,
Revenue (Whelan Energy Center Unit
2)	5.00	1/1/30	1,380,000		1,582,184
Public Power Generation Agency of
Nebraska,
Revenue (Whelan Energy Center Unit
2)	5.00	1/1/37	5,050,000		5,767,504
Public Power Generation Agency of
Nebraska,
Revenue (Whelan Energy Center Unit
2)	5.00	1/1/38	3,655,000		4,171,378
					11,521,066
Nevada - .7%
Las Vegas Valley Water District,
Limited Tax GO (Additionally Secured
by Southern Nevada Water Authority
Pledged Revenues)	5.00	6/1/22	3,910,000		4,332,984
Las Vegas Valley Water District,
Limited Tax GO (Additionally Secured
by Southern Nevada Water Authority
Pledged Revenues)	5.00	6/1/42	2,500,000		2,794,425
					7,127,409
New Jersey - 1.9%
New Jersey Economic Development
Authority,
Revenue	5.25	6/15/27	3,500,000		3,954,230
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.00	3/1/28	2,250,000		2,429,235

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 96.9% (continued)
New Jersey - 1.9% (continued)
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/29	1,400,000		1,565,858
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/31	4,000,000		4,451,440
New Jersey Health Care Facilities
Financing Authority,
Revenue (Virtua Health Issue)	5.00	7/1/29	1,000,000		1,122,960
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/29	5,000,000		5,643,250
					19,166,973
New Mexico - .5%
New Mexico Municipal Energy
Acquisition Authority,
Gas Supply Revenue, 1 Month LIBOR +
.75%	1.58	8/1/19	5,000,000	[f]	4,985,450
New York - 8.5%
Long Island Power Authority,
Electric System General Revenue
(Prerefunded)	6.00	5/1/19	5,000,000	[a]	5,306,500
Metropolitan Transportation Authority,
Dedicated Tax Fund Revenue	5.00	11/15/32	1,850,000		2,067,837
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/30	2,500,000		2,958,650
Metropolitan Transportation Authority,
Transportation Revenue (Prerefunded)	5.25	11/15/20	2,500,000	[a]	2,761,650
Metropolitan Transportation Authority
Hudson Rail Yards Trust,
Obligations Revenue	5.00	11/15/51	5,000,000		5,392,750
New York City,
GO	5.00	4/1/23	2,055,000		2,321,903
New York City,
GO	5.00	8/1/24	2,930,000		3,371,111
New York City,
GO	5.00	3/1/25	3,300,000		3,861,198
New York City,
GO	5.00	8/1/25	3,510,000		3,987,781
New York City,
GO	5.00	8/1/25	2,500,000		2,902,200
New York City,
GO	5.00	4/1/27	3,000,000		3,372,360
New York City,
GO	5.00	8/1/28	1,000,000		1,054,730
New York City,
GO	5.00	10/1/36	2,500,000		2,761,175

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 96.9% (continued)
New York - 8.5% (continued)
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue	5.00	6/15/34	2,500,000		2,754,425
New York City Transitional Finance
Authority,
Building Aid Revenue	5.00	7/15/37	5,340,000		6,174,695
New York Liberty Development
Corporation,
Revenue (3 World Trade Center
Project)	5.00	11/15/44	4,000,000	[c]	4,303,240
New York Liberty Development
Corporation,
Revenue (Goldman Sachs Headquarters
Issue)	5.25	10/1/35	2,500,000		3,164,525
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	2/15/31	9,090,000		10,630,210
New York State Thruway Authority,
General Revenue	5.00	1/1/27	2,000,000		2,313,100
New York State Urban Development
Corporation,
Personal Income Tax Revenue	5.00	3/15/31	4,215,000		4,813,741
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 184th Series)	5.00	9/1/39	5,000,000		5,727,500
Sales Tax Asset Receivable Corporation,
Sales Tax Asset Revenue	5.00	10/15/19	3,000,000		3,193,950
TSASC,
Senior Tobacco Settlement Bonds	5.00	6/1/31	2,030,000		2,345,056
					87,540,287
North Carolina - 1.5%
Charlotte Airport,
Airport Revenue (Charlotte Douglas
International Airport)	5.00	7/1/42	3,000,000		3,531,600
Durham,
Water and Sewer Utility System
Revenue	5.25	6/1/21	1,620,000		1,815,923
North Carolina Eastern Municipal Power
Agency,
Power System Revenue (Insured; ACA)
(Escrowed to Maturity)	6.00	1/1/22	1,000,000		1,166,010
North Carolina Medical Care Commission,
Health Care Facilities Revenue
(University Health Systems of Eastern
Carolina) (Prerefunded)	6.25	12/1/18	2,250,000	[a]	2,359,147
North Carolina Medical Care Commission,
Health Care Facilities Revenue (Vidant
Health)	5.00	6/1/32	3,050,000		3,483,618

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 96.9% (continued)
North Carolina - 1.5% (continued)
North Caroline Turnpike Authority
Triangle Expressway System,
Revenue (Liquidity Facility; Assured
Guaranty Municipal)	5.00	1/1/29	1,775,000		2,093,790
University of North Carolina,
System Pool Revenue (Pool General
Trust Indenture of the Board of
Governors of The University of North
Carolina) (Prerefunded)	5.00	10/1/19	1,000,000	[a]	1,061,260
					15,511,348
Ohio - 4.7%
Allen County,
Hospital Facilities Revenue (Catholic
Healthcare Partners)	5.25	9/1/27	2,500,000		2,734,575
American Municipal Power Inc.,
Revenue (American Municipal Power
Fremont Energy Center Project)	5.00	2/15/21	375,000		411,743
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/1/47	14,250,000	[d]	902,025
Butler County,
Hospital Facilities Revenue (Kettering
Health Network Obligated Group
Project)	6.38	4/1/36	2,000,000		2,286,300
Butler County,
Hospital Facilities Revenue (UC Health)	5.50	11/1/40	2,410,000		2,638,131
Butler County,
Hospital Facilities Revenue (UC Health)
(Prerefunded)	5.50	11/1/20	1,090,000	[a]	1,206,052
Cleveland,
Airport System Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.00	1/1/31	1,000,000		1,134,120
Cleveland State University,
General Receipts Bonds	5.00	6/1/18	1,170,000		1,190,803
Cleveland-Cuyahoga County Port
Authority,
Cultural Facility Revenue (The
Cleveland Museum of Art Project)	5.00	10/1/22	2,500,000		2,726,550
Cuyahoga Community College District,
General Receipts Bonds (Prerefunded)	5.00	2/1/20	2,500,000	[a]	2,680,675
Cuyahoga County Hospital,
Hospital Revenue (The Metrohealth
System)	5.25	2/15/47	2,000,000		2,189,060
Kent State University,
General Receipts Bonds (Insured;
Assured Guaranty Corp.)	5.00	5/1/25	140,000		146,460

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 96.9% (continued)
Ohio - 4.7% (continued)
Kent State University,
General Receipts Bonds (Insured;
Assured Guaranty Corp.) (Prerefunded)	5.00	5/1/19	1,860,000	[a]	1,948,759
Lucas County,
HR (ProMedica Healthcare Obligated
Group)	5.75	11/15/31	1,200,000		1,371,036
Miami University,
General Receipts Bonds	5.00	9/1/22	2,140,000		2,385,009
Ohio,
Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)
(Prerefunded)	5.00	2/1/21	1,800,000	[a]	1,985,382
Ohio Adult Correctional Capital Facilities,
Revenue, Refunding (Lease
Appropriations-Adult Correctional
Building Fund Projects)	5.00	10/1/34	1,550,000		1,844,004
Ohio Adult Correctional Capital Facilities,
Revenue, Refunding (Lease
Appropriations-Adult Correctional
Building Fund Projects)	5.00	10/1/35	1,460,000		1,730,042
Ohio Higher Educational Facility
Commission,
HR (Cleveland Clinic Health System
Obligated Group)	5.50	1/1/43	2,500,000		2,507,950
Ohio Higher Educational Facility
Commission,
Revenue (Case Western Reserve
University Project) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/1/25	2,985,000		3,612,357
Ohio State University,
General Receipts Bonds (Escrowed to
Maturity)	5.00	12/1/23	40,000		47,040
Ohio Turnpike and Infrastructure
Commission,
Junior Lien Turnpike Revenue
(Infrastructure Projects)	5.25	2/15/39	2,000,000		2,277,920
Port of Greater Cincinnati Development
Authority,
Tax Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.50	2/1/25	1,535,000	[c]	1,575,785
Toledo-Lucas County Port Authority,
Development Revenue (Northwest Ohio
Bond Fund) (Toledo School for the Arts
Project)	5.50	5/15/28	1,820,000		1,824,313
University of Akron,
General Receipts Bonds (Insured;
Assured Guaranty Municipal Corp.)	5.00	1/1/28	1,500,000		1,598,895

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 96.9% (continued)
Ohio - 4.7% (continued)
University of Akron,
General Receipts Bonds (Insured;
Assured Guaranty Municipal Corp.)	5.00	1/1/29	1,000,000		1,065,510
University of Toledo,
General Receipts Bonds	5.00	6/1/24	1,665,000		1,837,977
					47,858,473
Oregon - .1%
Oregon,
GO (Alternate Energy Project)
(Prerefunded)	6.00	10/1/18	1,400,000	[a]	1,453,676
Pennsylvania - 4.2%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/23	2,600,000		2,875,964
Centre County Hospital Authority,
HR (Mount Nittany Medical Center
Project)	5.00	11/15/46	1,750,000		1,946,367
Lancaster County Hospital Authority,
Health System Revenue (University of
Pennsylvania Health System)	5.00	8/15/46	9,185,000		10,446,009
Montgomery County Industrial
Development Authority,
Retirement Community Revenue (Adult
Communities Total Services, Inc.
Retirement - Life Communities, Inc.
Obligated Group)	5.00	11/15/36	5,000,000		5,662,100
Pennsylvania Industrial Development
Authority,
EDR (Prerefunded)	5.50	7/1/18	270,000	[a]	276,410
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate Special Revenue	5.00	12/1/26	3,750,000		4,490,737
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/35	2,000,000		2,297,680
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/42	3,000,000		3,315,780
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/24	5,000,000		5,806,500
Philadelphia School District,
GO	5.00	9/1/35	3,500,000		3,845,240
State Public School Building Authority,
School Lease Revenue (The School
District of Philadelphia Project)	5.00	4/1/27	2,235,000		2,416,840
					43,379,627
Rhode Island - .3%
Tobacco Settlement Financing
Corporation of Rhode Island,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/40	3,000,000		3,212,580

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 96.9% (continued)
South Carolina - 1.1%
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.00	12/1/36	2,500,000	2,707,325
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.13	12/1/43	7,500,000	8,294,400
				11,001,725
Texas - 8.0%
Austin Convention Enterprises,
Convention Center Revenue (1st Tier-
Convention Center Hotel)	5.00	1/1/33	1,000,000	1,147,570
Central Texas Regional Mobility
Authority,
Senior Lien Revenue	5.00	1/1/28	1,500,000	1,767,840
Coastal Water Authority,
Water Conveyance System Revenue
(Insured; AMBAC) (Escrowed to
Maturity)	6.25	12/15/17	1,145,000	1,146,843
Dallas,
GO, Refunding	5.00	2/15/30	2,000,000	2,257,160
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort Worth
International Airport)	5.00	11/1/35	3,000,000	3,253,890
Denton,
Utility System Revenue	5.00	12/1/27	2,780,000	3,334,082
Fort Bend Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/26	1,835,000	2,179,668
Harris County,
Tax Road GO	5.00	10/1/27	2,500,000	3,008,575
Harris County Cultural Education
Facilities Finance Corporation,
Medical Facilities Mortgage Revenue
(Baylor College of Medicine)	5.00	11/15/24	4,135,000	4,833,526
Lower Colorado River Authority,
Revenue	5.00	5/15/39	4,500,000	5,050,035
Lower Colorado River Authority,
Transmission Contract Revenue (Lower
Colorado River Authority Transmission
Services Corporation Project)	5.00	5/15/31	3,000,000	3,344,100
Lower Colorado River Authority,
Transmission Contract Revenue (Lower
Colorado River Authority Transmission
Services Corporation Project)	5.00	5/15/32	800,000	918,712
Lower Colorado River Authority,
Transmission Contract Revenue (Lower
Colorado River Authority Transmission
Services Corporation Project)	5.00	5/15/46	3,800,000	4,272,796
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/39	5,500,000	6,279,295

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 96.9% (continued)
Texas - 8.0% (continued)
North Texas Tollway Authority,
First Tier System Revenue (Insured;
Assured Guaranty Corp.)	5.75	1/1/18	160,000	160,538
North Texas Tollway Authority,
First Tier System Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.63	1/1/33	550,000	551,799
North Texas Tollway Authority,
Revenue, Refunding	5.00	1/1/38	1,925,000	2,156,905
North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/38	5,815,000	6,515,882
Plano Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/26	6,095,000	7,404,145
San Antonio,
Electric and Gas Systems Junior Lien
Revenue	5.00	2/1/43	5,000,000	5,570,500
San Antonio,
Electric and Gas Systems Revenue
(Escrowed to Maturity)	5.50	2/1/20	255,000	276,124
San Antonio,
Water System Revenue	5.00	5/15/36	4,000,000	4,285,160
Socorro Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/27	3,705,000	4,418,842
Tarrant County Cultural Education
Facilities Finance Corporation,
HR (Baylor Scott and White Health
Project)	5.00	11/15/45	2,500,000	2,830,725
Texas A&M University,
Financing Systems Revenue, Refunding	5.00	5/15/35	2,270,000	2,667,976
Texas Transportation Commission,
Central Texas Turnpike System Second
Tier Revenue	5.00	8/15/31	2,500,000	2,848,375
				82,481,063
Utah - .5%
Salt Lake City,
Airport Revenue (Salt Lake
International Airport)	5.00	7/1/36	1,350,000	1,583,050
Salt Lake City,
Airport Revenue (Salt Lake
International Airport)	5.00	7/1/37	1,000,000	1,169,900
Utah County,
HR (Intermountain Health Care Health
Services, Inc.)	4.00	5/15/47	2,250,000	2,323,710
				5,076,660

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 96.9% (continued)
Virginia - 1.4%
Chesapeake Bay Bridge and Tunnel
Commission District,
General Resolution Revenue (Insured;
Berkshire Hathaway Assurance
Corporation) (Escrowed to Maturity)	5.50	7/1/25	1,000,000		1,207,460
Chesterfield County Economic
Development Authority,
PCR (Virginia Electric and Power
Company Project)	5.00	5/1/23	1,000,000		1,048,440
Newport News,
GO General Improvement Bonds and
GO Water Bonds	5.25	7/1/22	1,000,000		1,152,270
Virginia College Building Authority,
Educational Facilities Revenue (21st
Century College Program)	5.00	2/1/31	5,000,000		6,008,300
Virginia Housing Development Authority,
Rental Housing Revenue	5.50	6/1/30	1,000,000		1,052,460
Washington County Industrial
Development Authority,
HR (Mountain States Health Alliance)	7.75	7/1/38	2,000,000		2,120,320
Winchester Economic Development
Authority,
HR (Valley Health System Obligated
Group)	5.00	1/1/35	1,560,000		1,774,141
					14,363,391
Washington - 2.8%
Port of Seattle,
Intermediate Lien Revenue	5.00	2/1/28	2,000,000		2,389,680
Port of Seattle,
Intermediate Lien Revenue	5.00	3/1/35	3,000,000		3,448,500
Seattle,
Drainage and Wastewater
Improvement Revenue	5.00	5/1/23	4,965,000		5,758,010
Washington,
GO (Various Purpose)	5.00	7/1/27	5,000,000		5,985,550
Washington,
Motor Vehicle Fuel Tax GO (State Road
520 Corridor Program - Toll Revenue)	5.00	6/1/33	2,255,000		2,485,258
Washington Health Care Facilities
Authority,
Mortgage Revenue (Highline Medical
Center) (Collateralized; FHA)
(Prerefunded)	6.25	8/1/18	3,485,000	[a]	3,594,115
Washington Health Care Facilities
Authority,
Revenue (Providence Health and
Services)	5.00	10/1/42	5,000,000		5,539,750
					29,200,863

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 96.9% (continued)
West Virginia - .5%
West Virginia University Board of
Governors,
University Improvement Revenue
(West Virginia University Projects)	5.00	10/1/36	4,500,000		4,914,675
Wisconsin - 2.1%
Public Finance Authority of Wisconsin,
HR (Renown Regional Medical Center
Project)	5.00	6/1/40	4,000,000		4,456,120
Public Finance Authority of Wisconsin,
Lease Development Revenue (KU
Campus Development Corporation -
Central District Development Project)	5.00	3/1/35	7,000,000		7,965,930
Wisconsin,
General Fund Annual Appropriation
Bonds (Prerefunded)	5.75	5/1/19	1,810,000	[a]	1,913,894
Wisconsin Health and Educational
Facilities Authority,
Revenue (Ascension Senior Credit
Group)	5.00	11/15/29	4,500,000		5,310,540
Wisconsin Health and Educational
Facilities Authority,
Revenue (Aurora Health Care, Inc.)	5.25	4/15/35	2,000,000		2,194,800
					21,841,284
U.S. Related - .5%
Children's Trust Fund of Puerto Rico,
Tobacco Settlement Asset-Backed
Bonds	0.00	5/15/50	12,500,000	[d]	1,409,750
Puerto Rico Highway and Transportation
Authority,
Transportation Revenue (Insured;
AMBAC Indemnity Corporation)	5.25	7/1/41	3,700,000		4,048,244
					5,457,994
Total Long-Term Municipal Investments
(cost $962,490,718)					998,628,360

Short-Term Municipal Investments - 1.2%
California - 1.2%
Irvine Unified School District Community
Facilities District Number 09-01,
Special Tax Revenue (LOC; U.S. Bank
NA)	0.83	12/1/17	10,000,000	[g,h]	10,000,000
Southern California Public Power
Authority,
Revenue (Magnolia Power Project)
(LOC; U. S. Bank NA)	0.83	12/1/17	3,000,000	[g,h]	3,000,000
Total Short-Term Municipal Investments
(cost $13,000,000)					13,000,000
Total Investments (cost $975,490,718)			98.1%		1,011,628,360

Cash and Receivables (Net)	1.9%	19,245,881
Net Assets	100.0%	1,030,874,241

GO—General Obligation
LIBOR—London Interbank Offered Rate

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, these securities were valued at $7,765,420 or .75% of net assets.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e Auction Rate Security—interest rate is reset periodically under an auction process that is conducted by an auction agent. Rate shown is the interest rate in effect at period end.
f Variable rate security—rate shown is the interest rate in effect at period end.
g Variable rate demand note—rate shown is the interest rate in effect at November 30, 2017. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
h The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

STATEMENT OF INVESTMENTS Dreyfus AMT-Free Municipal Bond Fund

November 30, 2017 (Unaudited)

The following is a summary of the inputs used as of November 30, 2017 in valuing the fund’s investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†		1,011,628,360	-	1,011,628,360

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2017, accumulated net unrealized appreciation on investments was $36,137,642, consisting of $42,083,199 gross unrealized appreciation and $5,945,557 gross unrealized depreciation.

At November 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Municipal Bond Fund
November 30, 2017 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0%
Alabama - 4.1%
Jefferson County,
Senior Lien Sewer Revenue Warrants
(Insured; Assured Guaranty Municipal
Corp.)	0/6.60	10/1/42	5,000,000	[a]	4,308,950
Lower Alabama Gas District,
Gas Project Revenue	5.00	9/1/46	2,000,000		2,465,760
					6,774,710
Arizona - 3.7%
Phoenix Industrial Development
Authority,
Education Facility Revenue (BASIS
Schools Projects)	5.00	7/1/46	1,000,000	[b]	1,034,360
Phoenix Industrial Development
Authority,
Education Facility Revenue (BASIS
Schools Projects)	5.00	7/1/45	1,500,000	[b]	1,552,515
Phoenix Industrial Development
Authority,
Education Facility Revenue (Legacy
Traditional Schools Project)	6.75	7/1/44	1,000,000	[b]	1,121,350
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	2,055,000		2,508,949
					6,217,174
California - 7.7%
Anaheim Community Facilities District
Number 08-1,
Special Tax Revenue (Platinum
Triangle)	4.00	9/1/46	2,000,000		2,048,880
California Statewide Communities
Development Authority,
Revenue (Bentley School)	7.00	7/1/40	1,075,000		1,191,562
California Statewide Communities
Development Authority,
Revenue (California Baptist University)	6.38	11/1/43	2,000,000		2,321,800
California Statewide Communities
Development Authority,
Revenue (Loma Linda University
Medical Center)	5.00	12/1/36	2,000,000	[b]	2,190,980
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/33	2,720,000		2,719,946

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
California - 7.7% (continued)
San Buenaventura,
Revenue (Community Memorial Health
System)	7.50	12/1/41	1,500,000		1,748,460
Tobacco Securitization Authority,
North Tobacco Settlement Revenue
(Capital Appreciation-2nd Sub-Asset
Backed C)	0.00	6/1/45	6,370,000	[c]	598,525
					12,820,153
Colorado - 4.0%
Belleview Station Metropolitan District
Number 3,
GO	5.00	12/1/36	1,000,000		1,022,480
Colorado High Performance
Transportation Enterprise,
Revenue (C-470 Express Lanes)	5.00	12/31/51	1,500,000		1,636,950
Denver City and County Special Facilities,
Airport Revenue (United Airlines
Project)	5.00	10/1/32	2,500,000		2,712,775
Dominion Water and Sanitation District,
Tap Fee Revenue	6.00	12/1/46	1,300,000		1,354,977
					6,727,182
Connecticut - 1.0%
Connecticut Development Authority,
Water Facilities Revenue (Aquarion
Water Company of Connecticut Project)	5.50	4/1/21	1,500,000		1,656,300
District of Columbia - 1.3%
District of Columbia,
Revenue (Ingleside Rock Creek Project)	5.00	7/1/52	2,000,000		2,091,280
Florida - 2.5%
Cape Coral Health Facilities Authority,
Senior Housing Revenue (Gulf Care, Inc.
Project)	5.88	7/1/40	1,000,000	[b]	1,074,780
Davie,
Educational Facilities Revenue (Nova
Southeastern University Project)	5.63	4/1/43	1,000,000		1,122,500
Florida Development Finance
Corporation,
Educational Facilities Revenue (Miami
Arts Charter School Project)	5.88	6/15/34	1,250,000	[b]	1,233,725
Village Community Development District
Number 10,
Special Assessment Revenue	6.00	5/1/44	600,000		704,604
					4,135,609
Georgia - 1.3%
Gainesville & Hall County Development
Authority Educational Facilities,
Revenue	5.00	3/1/47	1,000,000		1,056,520

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Georgia - 1.3% (continued)
Marietta Development Authority,
Revenue (University Facilities-Life
University)	5.00	11/1/47	1,000,000	[b]	1,063,430
					2,119,950
Hawaii - .9%
Hawaii Department of Budget and
Finance,
Special Purpose Revenue (Hawaiian
Electric Company)	4.00	3/1/37	1,500,000		1,555,350
Illinois - 10.6%
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/34	1,000,000		1,119,850
Chicago,
General Airport Third Lien Revenue
(Chicago O'Hare International Airport)	5.63	1/1/35	210,000		231,796
Chicago,
GO (Project and Refunding Series)	6.00	1/1/38	1,000,000		1,148,460
Chicago,
Second Lien Wastewater Transmission
Revenue	5.00	1/1/39	1,000,000		1,082,190
Chicago Board of Education,
GO	5.00	12/1/36	2,000,000		2,050,600
Illinois,
GO	5.00	11/1/28	2,000,000		2,162,220
Illinois Finance Authority,
Revenue (Rehabilitation Institute of
Chicago)	6.00	7/1/43	1,000,000		1,127,210
Illinois Finance Authority,
Revenue, Refunding (Rosalind Franklin
University of Medicine & Science)	5.00	8/1/36	1,075,000		1,196,808
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	0.00	12/15/51	20,245,000	[c]	3,827,520
Railsplitter Tobacco Settlement
Authority,
Tobacco Settlement Revenue	6.00	6/1/28	1,000,000		1,125,250
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
(University of Illinois)	5.50	4/1/31	1,000,000		1,101,500
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
(University of Illinois)	5.00	4/1/44	1,500,000		1,642,635
					17,816,039
Indiana - .3%
Indiana Municipal Power Agency,
Power Supply System Revenue	5.00	1/1/37	500,000		577,145

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Iowa - 2.2%
Iowa Finance Authority,
Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project)	5.25	12/1/25	2,500,000	2,660,925
Tobacco Settlement Authority of Iowa,
Tobacco Settlement Asset-Backed
Bonds	5.60	6/1/34	1,000,000	1,006,230
				3,667,155
Kentucky - .5%
Paducah Electric Plant Board,
Revenue (Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/35	750,000	844,448
Louisiana - 3.9%
Louisiana Local Government
Environmental Facilities and
Community Development Authority,
Revenue, Refunding (Westlake
Chemical Corporation Project)	3.50	11/1/32	2,500,000	2,506,175
New Orleans,
Water Revenue	5.00	12/1/34	1,000,000	1,127,310
New Orleans,
Water Revenue	5.00	12/1/40	1,000,000	1,126,790
New Orleans Aviation Board,
Revenue (General Airport-N Terminal
Project)	5.00	1/1/48	1,500,000	1,703,580
				6,463,855
Maine - 1.0%
Maine Health and Higher Educational
Facilities Authority,
Revenue (Maine General Medical
Center Issue)	7.50	7/1/32	1,500,000	1,697,205
Maryland - .6%
Maryland Economic Development
Corporation,
Student Housing Revenue (Townson
University Project)	5.00	7/1/37	1,000,000	1,072,560
Michigan - 4.7%
Detroit,
Water Supply System Senior Lien
Revenue	5.00	7/1/31	1,000,000	1,068,000
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/45	2,380,000	2,696,778
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/32	1,000,000	1,128,060

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Michigan - 4.7% (continued)
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Second Lien Local Project
Bonds)	5.00	7/1/34	1,000,000	1,115,220
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Senior Lien Local Project
Bonds) (Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/36	500,000	551,505
Michigan Strategic Fund,
SWDR (Genesee Power Station Project)	7.50	1/1/21	1,400,000	1,378,146
				7,937,709
Missouri - 2.8%
Missouri Health and Educational Facilities
Authority,
Revenue (Lutheran Senior Services
Projects)	5.00	2/1/46	1,000,000	1,087,840
Missouri Health and Educational Facilities
Authority,
Senior Living Facilities Revenue
(Lutheran Senior Services Projects)	5.00	2/1/36	1,000,000	1,101,880
Saint Louis Industrial Development
Authority,
Financing Revenue, Refunding
(Ballpark Village Development Project)	4.75	11/15/47	2,500,000	2,565,950
				4,755,670
New Jersey - 6.1%
New Jersey Economic Development
Authority,
Revenue	5.25	6/15/27	1,000,000	1,129,780
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/40	1,250,000	1,357,488
New Jersey Economic Development
Authority,
Special Facility Revenue (Continental
Airlines, Inc. Project)	5.13	9/15/23	1,000,000	1,098,180
New Jersey Educational Facilities
Authority,
Revenue (Stockton University Issue)	5.00	7/1/41	1,000,000	1,106,360
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement Asset-Backed
Bonds	4.63	6/1/26	1,000,000	1,003,470

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
New Jersey - 6.1% (continued)
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/1/41	3,315,000	[c]	900,785
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/41	3,760,000		3,633,927
					10,229,990
New Mexico - 1.4%
Farmington,
PCR (Public Service Company of New
Mexico San Juan Project)	6.25	6/1/40	2,200,000		2,413,752
New York - 5.5%
New York Convention Center
Development Corporation,
Senior Lien Revenue (Hotel Unit Fee
Secured)	0.00	11/15/50	10,000,000	[c]	2,801,100
New York Liberty Development
Corporation,
Revenue (3 World Trade Center
Project)	5.00	11/15/44	2,500,000	[b]	2,689,525
New York Transportation Development
Corporation,
Special Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	5.00	8/1/26	500,000		535,820
New York Transportation Development
Corporation,
Special Facility Revenue (LaGuardia
Airport Terminal B Redevelopment
Project)	5.00	7/1/46	2,000,000		2,189,540
Niagara Area Development Corporation,
Solid Waste Disposal Facility Revenue
(Covanta Energy Project)	5.25	11/1/42	1,000,000	[b]	1,000,660
					9,216,645
Ohio - 6.5%
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/1/47	26,000,000	[c]	1,645,800
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed
Bonds	6.50	6/1/47	4,200,000		4,179,042
Centerville,
Health Care Revenue (Graceworks
Lutheran Services)	5.25	11/1/47	1,200,000		1,275,204

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Ohio - 6.5% (continued)
Cuyahoga County Hospital,
Hospital Revenue (The Metrohealth
System)	5.00	2/15/57	1,000,000		1,061,240
Hamilton County,
Healthcare Improvement Revenue (Life
Enriching Communities Project)	5.00	1/1/51	1,000,000		1,074,810
Southeastern Ohio Port Authority,
Hospital Facilities Improvement
Revenue (Memorial Health System
Obligated Group Project)	6.00	12/1/42	1,500,000		1,649,265
					10,885,361
Oklahoma - .7%
Tulsa County Industrial Authority,
Senior Living Community Revenue
(Montereau Inc. Project)	5.25	11/15/37	1,000,000		1,120,070
Oregon - .6%
Warm Springs Reservation Confederated
Tribes,
Hydroelectric Revenue (Pelton Round
Butte Project)	6.38	11/1/33	1,000,000		1,058,290
Pennsylvania - 5.6%
Crawford County Hospital Authority,
HR (Meadville Medical Center Project)	6.00	6/1/46	1,000,000		1,054,680
Lancaster County Hospital Authority,
Revenue (Brethren Village Project)	5.25	7/1/41	1,000,000		1,103,620
Montgomery County Industrial
Development Authority,
Retirement Community Revenue (Adult
Communities Total Services, Inc.
Retirement - Life Communities, Inc.
Obligated Group)	5.00	11/15/36	2,500,000		2,831,050
Pennsylvania Economic Development
Financing Authority,
Sewage Sludge Disposal Revenue
(Philadelphia Biosolids Facility Project)	6.25	1/1/32	1,000,000		1,067,590
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/36	1,000,000		1,146,530
Tender Option Bond Trust Receipts
(Series 2016-XM0373), 6/1/2041,
(Geisinger Authority, Health System
Revenue (Geisinger Health System))
Non-recourse	5.13	6/1/35	2,000,000	[b,d]	2,151,600
					9,355,070
South Carolina - 1.0%
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.25	12/1/55	1,400,000		1,585,150

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Tennessee - 1.0%
Metropolitan Government of Nashville
and Davidson County Health and
Educational Facilities Board,
Revenue (Vanderbilt University
Medical Center)	5.00	7/1/46	1,500,000		1,675,995
Texas - 11.9%
Arlington Higher Education Finance
Corporation,
Revenue (Uplift Education)	5.00	12/1/46	1,100,000		1,192,763
Austin Convention Enterprises,
Convention Center Revenue (1st Tier-
Convention Center Hotel)	5.00	1/1/32	1,000,000		1,139,930
Central Texas Regional Mobility
Authority,
Senior Lien Revenue	5.00	1/1/45	1,000,000		1,116,650
Clifton Higher Education Finance
Corporation,
Education Revenue (International
Leadership of Texas)	5.75	8/15/45	1,500,000		1,609,635
Clifton Higher Education Finance
Corporation,
Education Revenue (Uplift Education)	4.50	12/1/44	1,500,000		1,535,640
Harris County-Houston Sports Authority,
Senior Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.00	11/15/49	8,000,000	[c]	1,882,960
Houston,
Airport System Special Facilities
Revenue (Continental Airlines, Inc.
Terminal Improvement Projects)	6.50	7/15/30	1,500,000		1,649,310
Houston,
Airport System Subordinate Lien
Revenue (Insured; XLCA), Auction-
Based	2.72	7/1/32	925,000	[e]	894,087
New Hope Cultural Education Facilities
Finance Corporation,
Retirement Facility Revenue
(Westminster Project)	5.00	11/1/40	1,000,000		1,102,500
New Hope Cultural Education Facilities
Finance Corporation,
Student Housing Revenue (National
Campus and Community Development
Corporation - College Station
Properties LLC - Texas A&M University
Project)	5.00	7/1/35	1,750,000		1,545,653
Tarrant County Cultural Education
Facilities Finance Corporation,
Retirement Facility Revenue (Air Force
Villages Obligated Group Project)	5.00	5/15/37	1,500,000		1,584,555

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Texas - 11.9% (continued)
Tarrant County Cultural Education
Facilities Finance Corporation,
Retirement Facility Revenue
(Buckingham Senior Living Community,
Inc. Project)	5.25	11/15/35	1,000,000		1,007,720
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue (Blueridge
Transportation Group, LLC State
Highway 288 Toll Lanes Project)	5.00	12/31/55	1,000,000		1,097,320
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue (Blueridge
Transportation Group, State Highway
288 Toll Lanes Project)	5.00	12/31/50	1,000,000		1,101,000
Texas Public Finance Authority Charter
School Finance Corporation,
Education Revenue (Burnham Wood
Charter School Project)	6.25	9/1/36	1,365,000		1,372,589
					19,832,312
Virginia - 3.1%
Chesterfield County Economic
Development Authority,
Retirement Facilities First Mortgage
Revenue (Brandermill Woods Project)	5.13	1/1/43	155,000		160,667
Fairfax County Economic Development
Authority,
Residential Care Facilities Mortgage
Revenue (Goodwin House, Inc.)	5.00	10/1/42	1,750,000		1,941,327
Virginia College Building Authority,
Educational Facilities Revenue
(Marymount University Project)	5.00	7/1/45	1,000,000	[b]	1,068,780
Virginia College Building Authority,
Educational Facilities Revenue
(Marymount University Project) (Green
Bonds)	5.00	7/1/45	500,000	[b]	534,405
Virginia Small Business Financing
Authority,
Private Activity Revenue (Transform 66
P3 Project)	5.00	12/31/52	1,400,000		1,561,084
					5,266,263
Washington - .8%
Washington Housing Finance
Commission,
Nonprofit Housing Revenue
(Presbyterian Retirement Communities
Northwest Projects)	5.00	1/1/46	1,300,000	[b]	1,368,731

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Wisconsin - .4%
Public Finance Authority,
Senior Living Revenue (Mary's Woods
At Marylhurst Project)	5.25	5/15/37	625,000 [b]	682,906
U.S. Related - 1.3%
Puerto Rico Commonwealth,
Public Improvement GO (Insured;
Assured Guaranty Municipal Corp.)	5.00	7/1/35	1,000,000	1,020,800
Puerto Rico Highway & Transportation
Authority,
Highway Revenue (Insured; Assured
Guaranty Municipal Corporation)	5.25	7/1/34	1,000,000	1,096,780
				2,117,580
Total Investments (cost $157,305,152)			99.0%	165,737,609
Cash and Receivables (Net)			1.0%	1,605,616
Net Assets			100.0%	167,343,225

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, these securities were valued at $18,767,747 or 11.22% of net assets.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Collateral for floating rate borrowings.
e Auction Rate Security—interest rate is reset periodically under an auction process that is conducted by an auction agent. Rate shown is the interest rate in effect at period end.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Municipal Bond Fund
November 30, 2017 (Unaudited)

The following is a summary of the inputs used as of November 30, 2017 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†		165,737,609		165,737,609
Liabilities ($)
Floating Rate
Notes††		(1,000,000)		(1,000,000)

† See Statement of Investments for additional detailed categorizations.

† † Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity

NOTES

Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At November 30, 2017, accumulated net unrealized appreciation on investments was $8,432,457, consisting of $9,632,008 gross unrealized appreciation and $1,199,551 gross unrealized depreciation.

At November 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 11, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 11, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 11, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)